revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Accounts receivable
Customer accounts receivable	$ 2,196	$ 2,194
Accrued receivables - customer	377	313
Allowance for doubtful accounts	(99)	(81)
Total	2,474	2,426
Accrued receivables - other	229	245
Accounts receivable - current	$ 2,703	$ 2,671